Employee Benefit Plans (Schedule Of Projected Benefit Obligation And Changes In Plan Assets For The Defined Benefit Pension Plan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Change in benefit obligation:
Projected benefit obligation at beginning of year	$ (8,084)
Projected benefit obligation acquired		$ (8,843)
Service cost	(68)	(28)
Interest cost	(303)	(113)
Actuarial gain (loss)	(587)	662
Benefits paid	577	238
Benefit obligation at end of year	(8,465)	(8,084)
Change in plan assets:
Fair value of plan assets at beginning of year	6,702
Fair value acquired		6,932
Actual return on plan assets	981	12
Benefits paid	(573)	(242)
Fair value of plan assets at end of year	$ 6,702	6,702	$ 7,110
Funded status at end of year		$ (1,382)	$ (1,355)